Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Accrued expenses	¥ 31,511	$ 4,569	¥ 55,474